Short-Term Bank Borrowings (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2023 USD ($)	Nov. 30, 2022 CNY (¥)	Nov. 23, 2021	Nov. 27, 2020 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Nov. 23, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Oct. 31, 2020 USD ($)	Sep. 18, 2019 USD ($)
Short-Term Bank Borrowings [Line Items]
Short-term borrowings					¥ 26,814,237		¥ 27,267,797		$ 3,689,762
Interest expenses					¥ 986,785		¥ 1,241,082	¥ 1,434,140
Weighted average interest rates percentage					3.52%		3.86%		3.52%
Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Credit facility can draw-down up to (in Dollars) | $	$ 30,000,000											$ 30,000,000	$ 15,000,000
Borrowings bore interest rate	3.45%
Drew down amount					¥ 20,000,000	$ 2,752,092	¥ 28,300,000	21,000,000
Amount repaid					¥ 25,000,000	$ 3,440,114	23,300,000	¥ 21,000,000
Borrowing bore interest rate					3.90%				3.90%
Repaid loans					¥ 85,763
BOS [Member] | Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Short-term borrowings											¥ 5,000,000
Borrowing bore interest rate											3.65%
CCB [Member] | Zhibao China Group [Member]
Short-Term Bank Borrowings [Line Items]
Short-term borrowings				¥ 3,000,000						¥ 367,797
Borrowing bore interest rate				4.25%
Maturity date			Nov. 23, 2022	Nov. 27, 2021
Repaid loans					¥ 367,797		¥ 2,632,203
Borrowed additional		¥ 1,900,000